UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
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(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
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(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2009
                          ------------------

Date of reporting period: September 30, 2009
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                   SEQUOIA FUND, INC.
                                SCHEDULE OF INVESTMENTS
                               September 30, 2009 (UNAUDITED)

COMMON STOCKS (81.79%)

   SHARES                                                  VALUE (a)
-----------                                             ---------------
             ADVERTISING (1.20%)
    933,743  Omnicom Group Inc.                         $    34,492,466
                                                        ---------------

             AEROSPACE/DEFENSE (6.62%)
    947,406  Precision Castparts Corp.                       96,512,249
12,376,114   Rolls-Royce Group plc (United Kingdom)          93,093,130
                                                        ---------------
                                                            189,605,379
                                                        ---------------

             AUTO PARTS (2.14%)
  1,694,139  O'Reilly Automotive Inc. (b)                    61,226,183
                                                        ---------------

             AUTOMOTIVE MANUFACTURING (4.75%)
  1,729,657  Porsche Automobil Holding SE (Germany)(c)      136,004,660
                                                        ---------------

             BUILDING MATERIALS (5.41%)
  1,437,304  Martin Marietta Materials Inc.                 132,332,579
    418,626  Vulcan Materials Company                        22,635,108
                                                        ---------------
                                                            154,967,687
                                                        ---------------

             CONSTRUCTION EQUIPMENT (1.30%)
  1,520,736  Ritchie Bros. Auctioneers Incorporated          37,318,861
                                                        ---------------

             CRUDE OIL & GAS PRODUCTION (0.21%)
     89,754  Canadian Natural Resources Limited               6,030,571
                                                        ---------------

             DIVERSIFIED COMPANIES (20.61%)
       5,777 Berkshire Hathaway Inc. Class A (b)            583,477,000
       2,190 Berkshire Hathaway Inc. Class B (b)              7,277,370
                                                        ---------------
                                                            590,754,370
                                                        ---------------

             DIVERSIFIED MANUFACTURING (0.90%)
    382,832  Danaher Corporation                             25,772,250
                                                        ---------------

             FLOORING PRODUCTS (4.42%)
  2,657,723  Mohawk Industries Inc. (b)                     126,746,810
                                                        ---------------

             FREIGHT TRANSPORTATION (2.10%)
  1,714,933  Expeditors International Inc.                   60,279,895
                                                        ---------------

             INDUSTRIAL & CONSTRUCTION SUPPLIES (4.69%)
  3,475,384  Fastenal Company                               134,497,361
                                                        ---------------

             INFORMATION PROCESSING (2.11%)
    298,457  MasterCard Inc.                                 60,333,083
                                                        ---------------

             INSURANCE BROKERS (0.75%)
  1,124,830  Brown & Brown Inc.                              21,551,743
                                                        ---------------

             PRINTING (0.96%)
  1,912,072  De La Rue plc (United Kingdom)                  27,434,409
                                                        ---------------

    SHARES                                                                    VALUE (a)
-----------                                                               ---------------
             RETAILING (13.10%)
     39,666  Costco Wholesale Corporation                                 $     2,239,542
  1,368,875  Target Corporation                                                63,899,085
  4,934,190  TJX Companies, Inc.                                              183,305,159
  2,112,783  Walgreen Company                                                  79,165,979
    949,032  Wal-Mart Stores, Inc.                                             46,587,981
                                                                          ---------------
                                                                              375,197,746
                                                                          ---------------

             TRUCK MANUFACTURING (1.10%)
    838,277  PACCAR Inc.                                                       31,611,426
                                                                          ---------------

             VETERINARY DIAGNOSTICS (6.34%)
  3,636,178  Idexx Laboratories Inc. (b)                                      181,808,900
                                                                          ---------------

             Miscellaneous Securities (3.08%) (d)                              88,125,884
                                                                          ---------------

             TOTAL COMMON STOCKS (COST $1,452,752,805)                    $ 2,343,759,684
                                                                          ===============
   PRINCIPAL
     AMOUNT                                                                   VALUE (a)
-----------                                                               ---------------
U.S. GOVERNMENT OBLIGATIONS (18.25%)
$523,000,000 U.S. Treasury Bills due 10/8/2009 through 10/29/2009         $   522,980,287
                                                                          ---------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $522,980,287)        $   522,980,287
                                                                          ===============

SUMMARY
Common Stocks                                                     81.79%  $ 2,343,759,684
U.S. Government Obligations                                       18.25%      522,980,287
Net Cash & Receivables                                           (0.04)%       (1,020,250)
                                                                          ---------------
Net Assets                                                                $ 2,865,719,721
                                                                          ===============
Number of Shares Outstanding                                                   26,235,437
                                                                               ==========
Net Asset Value Per Share                                                         $109.23
                                                                                  =======

(a) Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

     Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on that day.

     U. S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

     Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold.

(b)  Non-income producing.

(c) The Fund is invested in preference shares of Porsche Automobil Holding SE which possess the same economic interest as Porsche common stock but have no voting rights.

(d) "Miscellaneous Securities" include holdings in their initial period of acquisition that have not previously been publicly disclosed.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 29, 2009

By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: November 29, 2009